Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of movements In Deferred Tax Assets [Line Items]
Credited/(charged) - to profit or loss	¥ (318,850)	¥ 1,519,928	¥ 2,063,320
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,047,234	841,114	995,545
Credited/(charged) - to profit or loss	(465,909)	206,120	(154,431)
Ending balance	581,325	1,047,234	841,114
Provision for asset impairments
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	939,239	769,748	1,083,854
Credited/(charged) - to profit or loss	429,454	169,491	(315,563)
Acquisition of subsidiary			1,457
Ending balance	1,368,693	939,239	769,748
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	563,567	432,919	234,732
Credited/(charged) - to profit or loss	62,481	130,648	197,623
Acquisition of subsidiary			564
Ending balance	626,048	563,567	432,919
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	430,965	625,986	279,834
Credited/(charged) - to profit or loss	97,695	(195,021)	345,851
Acquisition of subsidiary			301
Ending balance	528,660	430,965	625,986
Unexercised sharebased payment
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	75,345	75,801	86,917
Credited/(charged) - to profit or loss	42,163	(456)	(18,728)
Acquisition of subsidiary			7,612
Ending balance	117,508	75,345	75,801
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	60,687	68,479	141,651
Credited/(charged) - to profit or loss	126,482	(7,792)	(73,172)
Ending balance	187,169	60,687	68,479
Advertising and business promotion fees
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	559	204,749	232,561
Credited/(charged) - to profit or loss	(60)	(204,190)	(27,812)
Ending balance	499	559	204,749
Others
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	72,960	286,344	260,131
Credited/(charged) - to profit or loss	78,063	(213,384)	26,213
Ending balance	151,023	72,960	286,344
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	3,190,556	3,305,140	3,315,225
Credited/(charged) - to profit or loss	370,369	(114,584)	(20,019)
Acquisition of subsidiary			9,934
Ending balance	¥ 3,560,925	¥ 3,190,556	¥ 3,305,140